Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Smith Group Large Cap Core Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	MANAGED PORTFOLIO SERIES (the “Trust”) Smith Group Large Cap Core Growth Fund Supplement dated May 7, 2019 to the Prospectus for the Fund dated January 28, 2019
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the third sentence of the first paragraph under “Principal Investment Strategies” on page 2 and page 6 of the Prospectus is revised as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“As of December 31, 2018, the capitalization range of the Russell 1000® Growth Index was approximately $356 million to $771 billion.”
Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Prospectus for future reference.